Initial Public Offering - Common stock subject to redemption (Details) - BURTECH ACQUISITION CORP [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Initial Public Offering [LineItems]
Class A ordinary shares subject to possible redemption	$ 47,598,269	$ 46,991,932
Class A common stock subject to possible redemption
Initial Public Offering [LineItems]
Class A ordinary shares subject to possible redemption	47,598,269	46,991,932	$ 294,796,918
Accretion of carrying value to redemption value	3,380,995	4,510,051
Redemptions	$ (2,774,658)	$ (252,315,037)